15. Leases (Tables)	12 Months Ended
Dec. 31, 2020
LT Amazonas [Member]
Disclosure of financial assets [line items]
Schedule of lease receivables

Asset leases are financial assets or liabilities classified and/or measured at amortized cost.

Assets

	2020	2019

LT Amazonas	162,198	156,378
	162,198	156,378

Current portion	(5,357)	(4,931)
Non-current portion	156,841	151,447

Schedule of lease receivables nominal and present value

It should be noted that these balances differ from those shown in the books since, in the case of the latter, the amounts are shown at their present values:

	Nominal values	Present value

Up to December 2021	24,937	5,357
Jan 2022–Dec 2025	99,749	32,010
January 2026 onwards	190,633	124,831
	315,319	162,198

Schedule of lease liabilities
	2020	2019

LT Amazonas (i)	290,385	276,233
Sale of Towers (leaseback) (ii)	1,256,410	1,192,596
Other (iv)	115,027	115,973
Subtotal	1,661,822	1,584,802

Other leases (iii):
Lease-network	3,252,463	3,294,261
Lease - Vehicles	-	3,005
Lease - Stores & kiosks	175,660	255,857
Lease – Real estate	259,330	243,921
Lease - Land (Network)	1,606,567	1,600,456
Lease – Fiber	1,422,993	798,568
Subtotal lease IFRS 16	6,717,013	6,196,068
Total	8,378,835	7,780,870

Current portion	(1,054,709)	(873,068)
Non-current portion	7,324,126	6,907,802

Schedule of lease liabilities nominal and present value

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These nominal balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal values	Present value

Up to December 2021	47,366	13,772
Jan 2022–Dec 2025	189,465	51,915
January 2026 onwards	362,223	224,698
	599,054	290,385

Schedule of other lease operations

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Up to Dec 2021	Jan 2022–Dec 2025	Jan 2026 onwards	Nominal values	Present value
Total other leases	1,507,562	4,826,489	2,937,862	9,271,913	6,717,013
Lease - network	663,013	2,287,363	1,591,291	4,541,667	3,252,463
Lease - stores & kiosks	67,535	124,815	4,257	196,607	175,660
Lease - Real estate	59,348	181,870	131,678	372,896	259,330
Lease - Land (Network)	304,086	1,046,093	1,210,636	2,560,815	1,606,567
Lease – Fiber	413,580	1,186,348	-	1,599,928	1,422,993

Sale of Towers (Leaseback) [member]
Disclosure of financial assets [line items]
Schedule of lease receivables

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the agreement entered into with ATC. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal values	Present value

Up to December 2021	201,457	28,576
Jan 2022–Dec 2025	805,829	163,141
January 2026 onwards	1,936,060	1,064,693
	2,943,346	1,256,410